UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 Form N-23c-3 Notification of Repurchase Offer Pursuant to Rule 23c-3

1.	Investment Company Act File Number Date of Notification 811- 21662 August 6, 2018
2.	Exact name of investment company as specified in registration statement: CHURCH CAPITAL FUND
3.	Address of principal executive office: (number, street, city, state, zip code) 3375 Westpark Drive, #472, Houston, Texas 77005
4.	Check one of the following:
A. B. C.

[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

[   ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

[   ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By: /s/ Edward L. Jaroski
Name: Edward L. Jaroski
Title: President

CHURCH CAPITAL FUND
3375 Westpark Dr. #472
Houston, Texas  77005

August 6, 2018

Dear Church Capital Fund Shareholder:

We are writing to notify you of the Fund’s annual repurchase offer. The Fund is offering to repurchase 5% of the Fund’s outstanding shares at its net asset value. If you are not interested in selling your Fund shares at this time, no action on your part is necessary.  If, however, you are interested in selling some or all of your Fund shares, you must notify the Transfer Agent by completing the enclosed repurchase request form and either faxing it to the Fund’s Transfer Agent (Mutual Shareholder Services, LLC) at (440) 526-4446, or mailing your repurchase request form to:

Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147-4031

The Transfer Agent must receive this form on or before 4:00 p.m. Eastern Time on August 31, 2018.  Notifications received after this date for any reason will not be valid.

The Fund expects to repurchase shares at the net asset value as of September 7, 2018 (although, as indicated in the Repurchase Offer Terms, a later date is possible).  For your reference, on August 6, 2018, the Fund’s net asset value per share was $11.71.  Please note that the Fund’s net asset value fluctuates daily in response to market conditions, and the net asset value per share on the Repurchase Pricing Date may differ from the price noted above.  A current share price can be obtained by calling Mutual Shareholder Services at 1-800-595-4533.

The Fund intends to repurchase 5% of its outstanding shares, though the Trustees may approve a larger percentage if recommended by the Fund’s management. If the total number of shares tendered by the shareholders for repurchase exceeds this amount, the Fund will repurchase the tendered shares on a pro rata basis, subject to certain exceptions as described in the Repurchase Offer Terms. As an example, if 10% of the Fund’s total number of shares are tendered to the Fund, the Fund will repurchase approximately 50% of the total number of shares you tendered for repurchase (i.e., 5% divided by 10% equals 50%).  If 50% of the Fund’s total number of shares are tendered to the Fund, the Fund will repurchase approximately 10% of the total number of shares you tendered for repurchase (i.e., 5% divided by 50% equals 10%).  For this reason, the Fund may ultimately repurchase fewer shares than you tender for repurchase. The confirmation statement accompanying your proceeds check will indicate the number of shares actually repurchased by the Fund.

Please see the enclosed detailed description of the repurchase process. If you have any questions, please call Mutual Shareholder Services at 1-800-595-4533. Thank you for your participation in the Church Capital Fund.

Sincerely,

/s/ Edward L. Jaroski
Edward L. Jaroski
President

REPURCHASE OFFER TERMS
 CHURCH CAPITAL FUND
These Repurchase Offer Terms (“Terms”) provide supplemental information to the letter that accompanies these Terms (the “Repurchase Notification Letter”).
1. The Repurchase Offer. Church Capital Fund (the “Fund”) is offering to repurchase for cash up to 5% (the “Repurchase Offer Amount”) of the Fund’s issued and outstanding shares at a price equal to the net asset value per share as of the close of business on the New York Stock Exchange on the Repurchase Pricing Date (defined below).  The offer and acceptance of tender of shares of the Fund are made upon the terms and conditions set forth herein (including the accompanying Repurchase Notification Letter, these Repurchase Offer Terms and the Repurchase Request Form) and in accordance with the Fund’s most recent prospectus and statement of additional information, as supplemented to date, all of which together constitute the “Repurchase Offer.” The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of shares.
2. Repurchase Request Deadline. All tenders of shares for repurchase must be received by the Fund on or before 4:00 p.m. Eastern time on August 31, 2018 (the “Repurchase Request Deadline”).  A Repurchase Request Form is attached to these Terms.  If your repurchase request form is not submitted in good order to the Fund by the Repurchase Request Deadline, the Fund will not accept your tender of shares and you will have to wait until a subsequent repurchase offer to submit a new repurchase request.
3. Repurchase Pricing Date.  The repurchase price will be the Fund’s NAV (Net Asset Value) determined on the Repurchase Pricing Date, which must be a date not more than 14 calendar days following the Repurchase Request Deadline, or on the next business day if the fourteenth day is not a business day.  Under normal circumstances, it is expected that the Repurchase Pricing Date will be the 5th business day after the Repurchase Request Deadline, and that the repurchase price will be the Fund’s NAV determined after the close of business on such Repurchase Pricing Date if, on or immediately following the Repurchase Request Deadline, it appears that the use of such NAV is not likely to result in significant dilution of the net asset value of either shares that are tendered for repurchase or shares that are not tendered.  The repurchase price as determined on the Repurchase Pricing Date may be higher or lower than the Fund’s per share net asset value on the Repurchase Request Deadline.
4. Payment for Shares Repurchased.  Payment for all shares repurchased by the Fund pursuant to this Repurchase Offer will be made not later than 7 days after the Repurchase Pricing Date. Under normal circumstances, payment for shares tendered will be made on the first business day following the Repurchase Pricing Date. If the tendered shares have been purchased by the shareholder immediately prior to the tender, the Fund will not release repurchase proceeds until payment for the tendered shares has settled.
5. Net Asset Value. The net asset value of the Fund on August 6, 2018 was $11.71 per share. You must decide whether to tender shares prior to the Repurchase Request Deadline, but the net asset value at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date. The net asset value of the shares may fluctuate between the date of your repurchase request or the Repurchase Request Deadline and the Repurchase Pricing Date. There can be no assurance that the net asset value of the shares on the Repurchase Pricing Date will be as high as the net asset value of the shares on the date of your repurchase request or the Repurchase Request Deadline. The Fund’s shares are not traded on any organized market or exchange.  You may obtain the latest share price by calling the Fund’s Transfer Agent at 1-800-595-4533.

6. Increase in Number of Shares Repurchased; Pro Rata Repurchases. If shareholders tender more shares for repurchase than the Repurchase Offer Amount, the Fund may (but is not obligated to) repurchase an additional two percent (2%) of the Fund’s outstanding shares above the Repurchase Offer Amount. If the Fund determines not to repurchase the additional 2%, or if shareholders tender shares in excess of the Repurchase Offer Amount plus the 2%, the Fund will repurchase shares tendered on a pro rata basis. The Fund may, however, in its discretion alter this pro rata allocation in two situations:  (a) accepting all stock tendered by persons who own, beneficially or of record, an aggregate of not more than a specified number which is less than one hundred shares and who tender all of their stock, before prorating stock tendered by others, or (b) the Fund may accept by lot shares tendered by shareholders who tender all shares held by them and who, when tendering, elect to have either all or at least a minimum amount or none accepted, if the Fund first accepts all shares tendered by shareholders who do not so elect. There can be no assurance that the Fund will be able to repurchase all shares that you have tendered, even if you tender all shares held in your account. In the event of an oversubscribed Repurchase Offer, you may be unable to sell some or all of your investment. In that case, you will have to wait until a subsequent Repurchase Offer to tender shares that the Fund is unable to repurchase, and you will be subject to the risk of net asset value fluctuations during that time period.  Shares that are tendered but not repurchased in a particular repurchase offer must be specifically re-tendered in a later offer.  The Fund will not assume such shares are being re-tendered in a later Repurchase Offer unless the Fund receives a new Repurchase Request Form tendering these shares in such later Repurchase Offer.
7. Withdrawal of Tender of Shares to be Repurchased. You may withdraw or modify your request for repurchase of shares at any time prior to the Repurchase Request Deadline by submitting written notice to the Fund’s Transfer Agent.
8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone the Repurchase Offer in limited circumstances, and only by vote of a majority of the Board of Trustees, including a majority of the independent Trustees. These circumstances are limited and include the following:
(a) if the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
(b) for any period during which the New York Stock Exchange or any other market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;
(c) for any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund’s net assets; or
(d) for any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.
You will be notified if the Fund suspends or postpones the Repurchase Offer. If the Fund renews the Repurchase Offer after a suspension or postponement, you will be sent a new notification.
9. Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information and consult your tax adviser regarding the specific tax consequences, including any state and local tax consequences, of participating in the Repurchase Offer. Special tax rules apply to shares repurchased from retirement plan accounts.  It is possible that, under some circumstances, payments for repurchased shares may be taxed to the shareholder as ordinary income rather than as a gain or loss from a taxable sale or exchange.  A repurchase of shares pursuant to the Repurchase Offer will be treated as a taxable sale or exchange of the shares if the tender (i) completely terminates the shareholder’s interest in the Fund, (ii) is treated under the Internal Revenue Code as a distribution that is “substantially disproportionate” with respect to the shareholder, or (iii) is treated under the Internal Revenue Code as a distribution that is “not essentially equivalent to a dividend.”  A “substantially disproportionate” distribution generally requires a reduction of at least 20% in the shareholder’s proportionate interest in the Fund after all shares are tendered.  A distribution “not essentially equivalent to a dividend” requires that there be a “meaningful reduction” in the shareholder’s interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest.  The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment.  If the transaction is so treated, any recognized gain or loss will be treated as a capital gain or loss by shareholders who hold their shares as a capital asset and as a long-term capital gain or loss if such shares have been held for more than twelve months.  If the transaction is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund’s earnings and profits for its taxable year and the shareholder’s basis in the shares.  In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.
Each January, you will be sent information on the tax status of any distribution made during the previous calendar year. If the transaction is treated as a sale for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders that hold their shares as a capital asset.
10. Documents in Proper Form. All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any tender of shares whether generally or with respect to any particular shares(s) or shareholders. The Fund’s interpretations of the terms and conditions of the Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be cured within such times as the Fund shall determine. Tenders of shares will not be deemed to have been made until the defects or irregularities have been cured or waived.
Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder whether to tender or refrain from tendering shares. Each shareholder must make an independent decision whether to tender shares and, if so, how many shares to tender.
No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained herein or in the Fund’s prospectus, statement of additional information or account application. If given or made, such recommendation and such information and representations may not be relied upon as having been authorized by the Fund, its management or transfer agent.
For per share net asset value and other information, or for a copy of the Fund’s prospectus or statement of additional information, call the Fund’s Transfer Agent at 1-800-595-4533.

CHURCH CAPITAL FUND
REPURCHASE REQUEST FORM
For the Repurchase Offer Deadline of August 31, 2018

If you are interested in selling Fund shares at this time, please complete this Repurchase Request Form and either fax it to the Fund’s Transfer Agent (Mutual Shareholder Services, LLC) at (440) 526-4446, or mail it to:

Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147-4031

I/We hereby tender the CHURCH CAPITAL FUND shares designated below for repurchase at a price equal to their net asset value per share on the Repurchase Pricing Date that applies to this Repurchase Offer.

Please use blue or black ink and print clearly.  Fill in exactly as listed on your account statement.

Registered Shareholder(s):  ___________________________________________________________________________________________________________________________________________________________________

Address:  __________________________________________________________________________________________________________________________________________________________________________________________

Account Number: ____________________________                                                                                                                Social Security Number:  ______________________________________

Daytime Telephone Number: ____________________________

Shares to be tendered for repurchase
Please check only one box and fill in all applicable information.  Please read the Additional Instructions on the following pages prior to making a selection.

☐	Full tender of all shares	Please repurchase all shares from my account.

☐	Partial tender of shares	Please repurchase _______ shares from my account.

☐	Partial tender - dollar amount	Please repurchase enough of my shares so I will receive $__________.

The proceeds of repurchased shares will be issued to the name of the registered shareholder(s) and mailed to the address of record.

Certification and signature
Under penalties of perjury, I certify that (1) the number set forth above is my correct Social Security Number or Taxpayer Identification Number and (2) I am not subject to backup withholding either because I am exempt from backup withholding, I have not been notified by the Internal Revenue Service that I am subject to backup withholding as a result of failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

(If you have been notified by the Internal Revenue Service that you are subject to backup withholding and you have not received a subsequent notice from the Internal Revenue Service indicating that backup withholding has been terminated, please strike out the language in (2) above.)
Signature(s) of owner(s).  All owners of joint accounts must sign this form.
Signature of owner:                                                                                                                              Date:
 _______________________________________________________                                                                    _____________________________________________
Signature of joint owner:                                                                                                                 Date:

_______________________________                                              __________________________

ADDITIONAL INSTRUCTIONS TO SHAREHOLDERS
DESIRING TO PARTICIPATE IN THIS REPURCHASE OFFER

If the repurchase offer is under-subscribed (i.e., shareholders’ repurchase requests total less than 5% of the Fund’s outstanding shares), you will receive the full amount of your repurchase request.

However, based on prior year repurchase offers, the Fund expects this repurchase offer to be over-subscribed, meaning that more than 5% of the Fund’s shares will be tendered for repurchase.  Accordingly, it is highly likely that your repurchase request (whether for a full repurchase of your shares or a partial repurchase of your shares) will be prorated, and the Fund will repurchase fewer shares, or a lower dollar amount, than you request to be repurchased. The Repurchase Request Form lists three tender options – Full tender of all shares; Partial tender of shares; and Partial tender – dollar amount.  If you wish to have the largest possible amount of your shares repurchased, please check the box “Full Tender of All Shares.”

The example below, which is typical of recent repurchase offers, illustrates results for each tender option when a repurchase offer is over-subscribed.

EXAMPLE: The Fund offers to repurchase 5% of its outstanding shares.  The Fund receives tender requests totaling 80% of its outstanding shares.  Thus, this repurchase offer is over-subscribed by a factor of 16 (i.e., the shareholders have tendered 16 times the number of shares that the Fund has offered to repurchase).  Accordingly, the Fund will be required to pro-rate each shareholder’s tender offer (except as noted below for accounts of fewer than 100 shares).  The result will be that the Fund will repurchase only 6.25% (or 1/16th) of the number of shares that each shareholder tendered.  Accordingly, if a shareholder who owns 1,000 shares checked “Full Tender of All Shares”, the Fund will repurchase only 62.5 shares (or 6.25% of that shareholder’s total shares).  If a shareholder checked “Partial Tender of Shares” and indicated that he or she was tendering 400 shares to the Fund, the Fund will repurchase only 25 shares (i.e., 6.25% of the 400 shares tendered).  If a shareholder checked “Partial Tender - Dollar Amount” and indicated he or she wanted to sell enough shares back to the Fund to receive $1,000, the Fund will repurchase only enough shares from the shareholder’s account so that the shareholder receives $62.50 (i.e., 6.25% of the $1,000 requested).

[Note that the above EXAMPLE is merely an illustration of what happens when a repurchase offer is over-subscribed.  The actual numbers will vary depending on the amount of over-subscription and whether the Fund exercises the option to repurchase an additional 2% of its outstanding shares.] Please see the Repurchase Offer Terms for a more detailed description of the actual repurchase process.

TREATMENT OF ACCOUNTS HOLDING LESS THAN 100 SHARES:  If a shareholder’s account holds less than 100 Fund shares AND the shareholder checks the box “Full Tender of All Shares”, the Fund’s practice is to repurchase all shares tendered by that account (i.e., the full account).  If such shareholder checks “Partial tender of shares” or “Partial tender – dollar amount”, the tendered amount will be pro-rated in the same manner as shown in the EXAMPLE.

CHURCH CAPITAL FUND
3375 Westpark Dr. #472
Houston, Texas 77005
August 6, 2018

Dear Church Capital Fund Shareholder:

We are writing to notify you of the Fund’s annual repurchase offer. The Fund is offering to repurchase 5% of the Fund’s outstanding shares at its net asset value. If you are not interested in selling your Fund shares at this time, no action on your part is necessary.  If you wish to have shares repurchased, simply complete the enclosed form and submit your repurchase request to your financial advisor on or before 4:00 p.m., Eastern Time, on August 31, 2018 so that your advisor has sufficient time to forward your request to the Fund.

The Transfer Agent must receive this form on or before 4:00 p.m. Eastern Time on August 31, 2018.  Notifications received after this date for any reason will not be valid.

The Fund expects to repurchase shares at the net asset value as of September 7, 2018 (although, as indicated in the Repurchase Offer Terms, a later date is possible).  For your reference, on August 6, 2018, the Fund’s net asset value per share was $11.71.  Please note that the Fund’s net asset value fluctuates daily in response to market conditions, and the net asset value per share on the Repurchase Pricing Date may differ from the price noted above.  A current share price can be obtained by calling Mutual Shareholder Services at 1-800-595-4533.

The Fund intends to repurchase 5% of its outstanding shares, though the Trustees may approve a larger percentage if recommended by the Fund’s management. If the total number of shares tendered by the shareholders for repurchase exceeds this amount, the Fund will repurchase the tendered shares on a pro rata basis, subject to certain exceptions as described in the Repurchase Offer Terms. As an example, if 10% of the Fund’s total number of shares are tendered to the Fund, the Fund will repurchase approximately 50% of the total number of shares you tendered for repurchase (i.e., 5% divided by 10% equals 50%).  If 50% of the Fund’s total number of shares are tendered to the Fund, the Fund will repurchase approximately 10% of the total number of shares you tendered for repurchase (i.e., 5% divided by 50% equals 10%).  For this reason, the Fund may ultimately repurchase fewer shares than you tender for repurchase. The confirmation statement accompanying your proceeds check will indicate the number of shares actually repurchased by the Fund.

Please see the enclosed detailed description of the repurchase process. If you have any questions, please call your financial advisor. Thank you for your participation in the Church Capital Fund.

Sincerely,

/s/ Edward L. Jaroski
Edward L. Jaroski
President

REPURCHASE OFFER TERMS
 CHURCH CAPITAL FUND
These Repurchase Offer Terms (“Terms”) provide supplemental information to the letter that accompanies these Terms (the “Repurchase Notification Letter”).
1. The Repurchase Offer. Church Capital Fund (the “Fund”) is offering to repurchase for cash up to 5% (the “Repurchase Offer Amount”) of the Fund’s issued and outstanding shares at a price equal to the net asset value per share as of the close of business on the New York Stock Exchange on the Repurchase Pricing Date (defined below).  The offer and acceptance of tender of shares of the Fund are made upon the terms and conditions set forth herein (including the accompanying Repurchase Notification Letter, these Repurchase Offer Terms and the Repurchase Request Form) and in accordance with the Fund’s most recent prospectus and statement of additional information, as supplemented to date, all of which together constitute the “Repurchase Offer.” The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of shares.
2. Repurchase Request Deadline. All tenders of shares for repurchase must be received by the Fund on or before 4:00 p.m. Eastern time on August 31, 2018 (the “Repurchase Request Deadline”).  A Repurchase Request Form is attached to these Terms.  If your repurchase request form is not submitted in good order to the Fund by the Repurchase Request Deadline, the Fund will not accept your tender of shares and you will have to wait until a subsequent repurchase offer to submit a new repurchase request.
3. Repurchase Pricing Date.  The repurchase price will be the Fund’s NAV (Net Asset Value) determined on the Repurchase Pricing Date, which must be a date not more than 14 calendar days following the Repurchase Request Deadline, or on the next business day if the fourteenth day is not a business day.  Under normal circumstances, it is expected that the Repurchase Pricing Date will be the 5th business day after the Repurchase Request Deadline, and that the repurchase price will be the Fund’s NAV determined after the close of business on such Repurchase Pricing Date if, on or immediately following the Repurchase Request Deadline, it appears that the use of such NAV is not likely to result in significant dilution of the net asset value of either shares that are tendered for repurchase or shares that are not tendered.  The repurchase price as determined on the Repurchase Pricing Date may be higher or lower than the Fund’s per share net asset value on the Repurchase Request Deadline.
4. Payment for Shares Repurchased.  Payment for all shares repurchased by the Fund pursuant to this Repurchase Offer will be made not later than 7 days after the Repurchase Pricing Date. Under normal circumstances, payment for shares tendered will be made on the first business day following the Repurchase Pricing Date. If the tendered shares have been purchased by the shareholder immediately prior to the tender, the Fund will not release repurchase proceeds until payment for the tendered shares has settled.
5. Net Asset Value. The net asset value of the Fund on August 6, 2018 was $11.71 per share. You must decide whether to tender shares prior to the Repurchase Request Deadline, but the net asset value at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date. The net asset value of the shares may fluctuate between the date of your repurchase request or the Repurchase Request Deadline and the Repurchase Pricing Date. There can be no assurance that the net asset value of the shares on the Repurchase Pricing Date will be as high as the net asset value of the shares on the date of your repurchase request or the Repurchase Request Deadline. The Fund’s shares are not traded on any organized market or exchange.  You may obtain the latest share price by calling the Fund’s Transfer Agent at 1-800-595-4533.

6. Increase in Number of Shares Repurchased; Pro Rata Repurchases. If shareholders tender more shares for repurchase than the Repurchase Offer Amount, the Fund may (but is not obligated to) repurchase an additional two percent (2%) of the Fund’s outstanding shares above the Repurchase Offer Amount. If the Fund determines not to repurchase the additional 2%, or if shareholders tender shares in excess of the Repurchase Offer Amount plus the 2%, the Fund will repurchase shares tendered on a pro rata basis. The Fund may, however, in its discretion alter this pro rata allocation in two situations:  (a) accepting all stock tendered by persons who own, beneficially or of record, an aggregate of not more than a specified number which is less than one hundred shares and who tender all of their stock, before prorating stock tendered by others, or (b) the Fund may accept by lot shares tendered by shareholders who tender all shares held by them and who, when tendering, elect to have either all or at least a minimum amount or none accepted, if the Fund first accepts all shares tendered by shareholders who do not so elect. There can be no assurance that the Fund will be able to repurchase all shares that you have tendered, even if you tender all shares held in your account. In the event of an oversubscribed Repurchase Offer, you may be unable to sell some or all of your investment. In that case, you will have to wait until a subsequent Repurchase Offer to tender shares that the Fund is unable to repurchase, and you will be subject to the risk of net asset value fluctuations during that time period.  Shares that are tendered but not repurchased in a particular repurchase offer must be specifically re-tendered in a later offer.  The Fund will not assume such shares are being re-tendered in a later Repurchase Offer unless the Fund receives a new Repurchase Request Form tendering these shares in such later Repurchase Offer.
7. Withdrawal of Tender of Shares to be Repurchased. You may withdraw or modify your request for repurchase of shares at any time prior to the Repurchase Request Deadline by submitting written notice to your financial advisor.
8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone the Repurchase Offer in limited circumstances, and only by vote of a majority of the Board of Trustees, including a majority of the independent Trustees. These circumstances are limited and include the following:
(a) if the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
(b) for any period during which the New York Stock Exchange or any other market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;
(c) for any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund’s net assets; or
(d) for any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.
You will be notified if the Fund suspends or postpones the Repurchase Offer. If the Fund renews the Repurchase Offer after a suspension or postponement, you will be sent a new notification.
9. Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information and consult your tax adviser regarding the specific tax consequences, including any state and local tax consequences, of participating in the Repurchase Offer. Special tax rules apply to shares repurchased from retirement plan accounts.  It is possible that, under some circumstances, payments for repurchased shares may be taxed to the shareholder as ordinary income rather than as a gain or loss from a taxable sale or exchange.  A repurchase of shares pursuant to the Repurchase Offer will be treated as a taxable sale or exchange of the shares if the tender (i) completely terminates the shareholder’s interest in the Fund, (ii) is treated under the Internal Revenue Code as a distribution that is “substantially disproportionate” with respect to the shareholder, or (iii) is treated under the Internal Revenue Code as a distribution that is “not essentially equivalent to a dividend.”  A “substantially disproportionate” distribution generally requires a reduction of at least 20% in the shareholder’s proportionate interest in the Fund after all shares are tendered.  A distribution “not essentially equivalent to a dividend” requires that there be a “meaningful reduction” in the shareholder’s interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest.  The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment.  If the transaction is so treated, any recognized gain or loss will be treated as a capital gain or loss by shareholders who hold their shares as a capital asset and as a long-term capital gain or loss if such shares have been held for more than twelve months.  If the transaction is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund’s earnings and profits for its taxable year and the shareholder’s basis in the shares.  In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.
Each January, you will be sent information on the tax status of any distribution made during the previous calendar year. If the transaction is treated as a sale for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders that hold their shares as a capital asset.
10. Documents in Proper Form. All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any tender of shares whether generally or with respect to any particular shares(s) or shareholders. The Fund’s interpretations of the terms and conditions of the Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be cured within such times as the Fund shall determine. Tenders of shares will not be deemed to have been made until the defects or irregularities have been cured or waived.
Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder whether to tender or refrain from tendering shares. Each shareholder must make an independent decision whether to tender shares and, if so, how many shares to tender.
No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained herein or in the Fund’s prospectus, statement of additional information or account application. If given or made, such recommendation and such information and representations may not be relied upon as having been authorized by the Fund, its management or transfer agent.
For per share net asset value and other information, or for a copy of the Fund’s prospectus or statement of additional information, call your financial advisor or the Fund’s Transfer Agent at 1-800-595-4533.

 CHURCH CAPITAL FUND
REPURCHASE REQUEST FORM
For the Repurchase Offer Deadline of August 31, 2018

Detach and complete this Repurchase Request Form only if you are interested in selling Fund shares at this time. This form should be completed and sent to your financial advisor.
If you did not acquire your Fund shares through a financial advisor please direct all correspondence concerning the Repurchase Offer to the Fund’s Transfer Agent, Mutual Shareholder Services, LLC, at 1-800-595-4533.

If you wish to sell your Fund shares in this Repurchase Offer, your financial advisor must submit your request to the Fund by the Repurchase Request Deadline.  If you have any questions, please contact your financial advisor or the Fund’s Transfer Agent at 1-800-595-4533.

Note to Financial Advisors: Be sure to follow your firm’s internal trading policies and procedures to properly submit a repurchase request.
I/We hereby tender the CHURCH CAPITAL FUND shares designated below for repurchase at a price equal to their net asset value per share on the Repurchase Pricing Date that applies to this Repurchase Offer.

Please use blue or black ink and print clearly.  Fill in exactly as listed on your account statement.

Registered Shareholder(s):  _______________________________________________________________________________________________________________________________________________________________________________

Address:  ______________________________________________________________________________________________________________________________________________________________________________________________________

Account Number: ____________________________                                                                                                                Social Security Number:  _________________________________________________

Daytime Telephone Number: ____________________________

Shares to be tendered for repurchase
Please check only one box and fill in all applicable information.  Please read the Additional Instructions on the following pages prior to making a selection.

☐	Full tender of all shares	Please repurchase all shares from my account.

☐	Partial tender of shares	Please repurchase _______ shares from my account.

☐	Partial tender - dollar amount	Please repurchase enough of my shares so I will receive $__________.

Payment and delivery instructions
Repurchase proceeds will be sent to your brokerage firm no later than seven days after the Repurchase Pricing Date.  If you did not acquire your shares through a financial advisor, a check for the proceeds of repurchased shares will be issued to the name of the registered shareholder(s) and mailed to the address of record.

Certification and signature
Under penalties of perjury, I certify that (1) the number set forth above is my correct Social Security Number or Taxpayer Identification Number, and (2) I am not subject to backup withholding either because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service that I am subject to backup withholding as a result of failure to report all interest or dividends, or (c) the Internal Revenue Service has notified me that I am no longer subject to backup withholding.
Signature(s) of owner(s).  All owners of joint accounts must sign this form.
Signature of owner:                                                                                                                                            Date:
______________________________________________________                                                                                     ____________________________________
Signature of joint owner:                                                                                                                              Date:
_____________________________________________________                                                                                      _____________________________________

ADDITIONAL INSTRUCTIONS TO SHAREHOLDERS
DESIRING TO PARTICIPATE IN THIS REPURCHASE OFFER

If the repurchase offer is under-subscribed (i.e., shareholders repurchase requests total less than 5% of the Fund’s outstanding shares), you will receive the full amount of your repurchase request.

However, based on prior year repurchase offers, the Fund expects this repurchase offer to be over-subscribed, meaning that more than 5% of the Fund’s shares will be tendered for repurchase.  Accordingly, it is highly likely that your repurchase request (whether for a full repurchase of your shares or a partial repurchase of your shares) will be prorated, and the Fund will repurchase fewer shares, or a lower dollar amount, than you request to be repurchased. The Repurchase Request Form lists three tender options – Full tender of all shares; Partial tender of shares; and Partial tender – dollar amount.  If you wish to have the largest possible amount of your shares repurchased, please check the box “Full Tender of All Shares.”

The example below, which is typical of recent repurchase offers, illustrates results for each tender option when a repurchase offer is over-subscribed.

EXAMPLE: The Fund offers to repurchase 5% of its outstanding shares.  The Fund receives tender requests totaling 80% of its outstanding shares.  Thus, this repurchase offer is over-subscribed by a factor of 16 (i.e., the shareholders have tendered 16 times the number of shares that the Fund has offered to repurchase).  Accordingly, the Fund will be required to pro-rate each shareholder’s tender offer (except as noted below for accounts of fewer than 100 shares).  The result will be that the Fund will repurchase only 6.25% (or 1/16th) of the number of shares that each shareholder tendered.  Accordingly, if a shareholder who owns 1,000 shares checked “Full Tender of All Shares”, the Fund will repurchase only 62.5 shares (or 6.25% of that shareholder’s total shares).  If a shareholder checked “Partial Tender of Shares” and indicated that he or she was tendering 400 shares to the Fund, the Fund will repurchase only 25 shares (i.e., 6.25% of the 400 shares tendered).  If a shareholder checked “Partial Tender - Dollar Amount” and indicated he or she wanted to sell enough shares back to the Fund to receive $1,000, the Fund will repurchase only enough shares from the shareholder’s account so that the shareholder receives $62.50 (i.e., 6.25% of the $1,000 requested).

[Note that the above EXAMPLE is merely an illustration of what happens when a repurchase offer is over-subscribed.  The actual numbers will vary depending on the amount of over-subscription and whether the Fund exercises the option to repurchase an additional 2% of its outstanding shares.] Please see the Repurchase Offer Terms for a more detailed description of the actual repurchase process.

TREATMENT OF ACCOUNTS HOLDING LESS THAN 100 SHARES:  If a shareholder’s account holds less than 100 Fund shares AND the shareholder checks the box “Full Tender of All Shares”, the Fund’s practice is to repurchase all shares tendered by that account (i.e., the full account).  If such shareholder checks “Partial tender of shares” or “Partial tender – dollar amount”, the tendered amount will be pro-rated in the same manner as shown in the EXAMPLE.